Financial instruments and risk management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)		R$ 958,343
Probable Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	R$ 4,006,850
Fair value of the long position of swap	4,006,850
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(116,658)
Probable Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,006,850
Fair value of the long position of swap	4,006,850
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(116,658)
Probable Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,006,850
Fair value of the long position of swap	4,006,850
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(116,658)
Possible Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,430,671
Fair value of the long position of swap	4,430,671
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	307,163
Accumulated variation in debt	423,822
Accumulated variation in swap	423,822
Possible Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,009,675
Fair value of the long position of swap	4,009,675
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(113,833)
Accumulated variation in debt	2,826
Accumulated variation in swap	2,826
Possible Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,883,686
Fair value of the long position of swap	3,883,686
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(239,822)
Accumulated variation in debt	(123,164)
Accumulated variation in swap	(123,164)
Remote Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,854,493
Fair value of the long position of swap	4,854,493
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	730,985
Accumulated variation in debt	847,644
Accumulated variation in swap	847,644
Remote Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,012,501
Fair value of the long position of swap	4,012,501
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(111,007)
Accumulated variation in debt	5,652
Accumulated variation in swap	5,652
Remote Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,769,695
Fair value of the long position of swap	3,769,695
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(353,813)
Accumulated variation in debt	(237,154)
Accumulated variation in swap	(237,154)
C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,006,850
Fair value of the long position of swap	4,006,850
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(116,658)
C D I Sensitivity Scenario [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,006,850
Fair value of the long position of swap	4,006,850
Fair value of the short position of swap	(4,123,508)
Income (loss) from swap	(116,658)
C D I Sensitivity Scenario [Member] | Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,005,860
Fair value of the long position of swap	4,005,860
Fair value of the short position of swap	(4,150,476)
Income (loss) from swap	(144,616)
Accumulated variation in debt	(989)
Accumulated variation in swap	(27,957)
Final result	(26,968)
C D I Sensitivity Scenario [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,004,918
Fair value of the long position of swap	4,004,918
Fair value of the short position of swap	(4,176,904)
Income (loss) from swap	(171,986)
Accumulated variation in debt	(1,931)
Accumulated variation in swap	(55,327)
Final result	R$ (53,396)